Schedule II - Condensed Financial Information (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Benefits and Expenses
Other operating expenses									$ 6,185,000,000	$ 5,988,000,000	$ 5,491,000,000
Income from Continuing Operations									1,261,000,000	1,283,000,000	1,294,000,000
Income from discontinued operations, net of taxes									0	0	(1,000,000)
Shareholders' net income	273,000,000	183,000,000	391,000,000	413,000,000	445,000,000	294,000,000	282,000,000	258,000,000	1,260,000,000	1,279,000,000	1,292,000,000
Assets
Other assets, including other intangibles	1,750,000,000				1,222,000,000				1,750,000,000	1,222,000,000
Total assets	50,697,000,000				45,393,000,000				50,697,000,000	45,393,000,000
Liabilities Abstract
Long-term debt	4,990,000,000				2,288,000,000				4,990,000,000	2,288,000,000
Nonrecourse obligations	0				0				0	0
Total liabilities	42,703,000,000				39,019,000,000				42,703,000,000	39,019,000,000
Shareholders Equity [Abstract]
Common stock (par value per share, $0.25; shares issued,366, 351; authorized, 600)	92,000,000				88,000,000				92,000,000	88,000,000
Additional paid-in capital	3,188,000,000				2,534,000,000				3,188,000,000	2,534,000,000
Accumulated Other Comprehensive Income Loss Available For Sale Fixed Securities Adjustment Net Of Tax	739,000,000				529,000,000				739,000,000	529,000,000
Accumulated Other Comprehensive Income Loss Available For Sale Equity Securities Adjustment Net Of Tax	1,000,000				3,000,000				1,000,000	3,000,000
Net unrealized depreciation, derivatives	(23,000,000)				(24,000,000)				(23,000,000)	(24,000,000)
Net translation foreign currencies	3,000,000				25,000,000				3,000,000	25,000,000
Postretirement benefits liability adjustment	1,507,000,000				1,147,000,000				1,507,000,000	1,147,000,000
Accumulated other comprehensive loss (BS)	(787,000,000)				(614,000,000)				(787,000,000)	(614,000,000)
Retained earnings (BS)	10,787,000,000				9,590,000,000				10,787,000,000	9,590,000,000
Less treasury stock, at cost	5,286,000,000				5,242,000,000				5,286,000,000	5,242,000,000
Total Equity	7,994,000,000				6,374,000,000				7,994,000,000	6,374,000,000	5,210,000,000	3,398,000,000
Total liabilities and equity	50,697,000,000				45,393,000,000				50,697,000,000	45,393,000,000
Consolidated Statements of Cash Flows
Shareholders' net income	273,000,000	183,000,000	391,000,000	413,000,000	445,000,000	294,000,000	282,000,000	258,000,000	1,260,000,000	1,279,000,000	1,292,000,000
Income from discontinued operations, net of taxes									0	0	(1,000,000)
Cash Dividends Paid to Parent Company by Consolidated Subsidiaries									1,135,000,000	1,050,000,000	650,000,000
Accounts payable accrued expenses and other liabilities									344,000,000	(272,000,000)	(1,321,000,000)
Other, net									30,000,000	(5,000,000)	(44,000,000)
Net cash provided by operating activities									1,491,000,000	1,743,000,000	745,000,000
Net change in short-term debt, primarily commercial paper									(451,000,000)	(270,000,000)	(200,000,000)
Issuance of Long Term Debt Gross Proceeds									2,100,000,000
Issuance of common stock									734,000,000	64,000,000	30,000,000
Common dividends paid									11,000,000	11,000,000	11,000,000
Payments For Repurchase Of Common Stock									225,000,000	201,000,000	0
Net cash provided by financing activities									2,867,000,000	274,000,000	307,000,000
Net increase in cash and cash equivalents									3,085,000,000	681,000,000	(418,000,000)
Cash and cash equivalents, January 1,				1,605,000,000				924,000,000	1,605,000,000	924,000,000	1,342,000,000
Cash and cash equivalents, December 31,	4,690,000,000				1,605,000,000				4,690,000,000	1,605,000,000	924,000,000
Debt Details Table [Abstract]
Commercial Paper Outstanding	100,000,000				100,000,000				100,000,000	100,000,000
Current maturities of long-term debt	4,000,000				452,000,000				4,000,000	452,000,000
Short-term debt	104,000,000				552,000,000				104,000,000	552,000,000
Long-term debt	4,990,000,000				2,288,000,000				4,990,000,000	2,288,000,000
Notes To Condensed Statements Details [Abstract]
Revolving Credit and Letter of Credit Agreement Term									5
Revolving Credit And Letter Of Credit Agreement	1,500,000,000								1,500,000,000
Lettersof Credit Current Borrowing Capacity	500,000,000								500,000,000
Number Of Banks Participating In Revolving Credit And Letter Of Credit Agreement	16								16
Revolving Credit And Letter Of Credit Agreement Remaining Thirteen Banks Percentage Committment	64.00%								64.00%
Credit Facility Maximum Borrowing Capacity	2,000,000,000								2,000,000,000
Revolving Credit And Letter Of Credit Agreement Covenants	maintain a total debt to adjusted capital ratio at or below 0.50 to 1.00								maintain a total debt to adjusted capital ratio at or below 0.50 to 1.00
Credit Facility Remaining Borrowing Capacity	3,700,000,000								3,700,000,000
Short-term and Long-term Debt Outstanding	5,100,000,000								5,100,000,000
Letters of Credit Outstanding, Amount	118,000,000								118,000,000
Repayments Of Debt									449,000,000
Future Maturities of Debt and Capital Leases in 2012	4,000,000								4,000,000
Future Maturities of Debt and Capital Leases in 2013	6,000,000								6,000,000
Future Maturities of Debt and Capital Leases in 2014	23,000,000								23,000,000
Future Maturities of Debt and Capital Leases in 2015	0								0
Future Maturities of Debt and Capital Leases in 2016	600,000,000								600,000,000
Long Term Debt Maturities Repayments Of Principal And Capital Leases After Year Five	remainder								remainder
Interest Expense on Long-term Debt, Short-term Debt and Capital Leases									202,000,000	182,000,000	166,000,000
Proceeds From Issuance Of Common Stock Net									629,000,000
Proceeds From Issuance Of Common Stock Gross									650,000,000
Stock Issued During Period, Shares, New Issues									15,200	0
Cost of Common Stock Issued Per Share	$ 42.75								$ 42.75
Interest paid									185,000,000	180,000,000	158,000,000
Notes due 2016 2.75% Interest [Member]
Liabilities Abstract
Long-term debt	600,000,000				0				600,000,000	0
Debt Details Table [Abstract]
Long-term debt	600,000,000				0				600,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	600,000,000								600,000,000
Debt Instrument Interest Rate Stated Percentage	2.75%								2.75%
Pecentage Redemption Principal Amount Of Note									100.00%
Basis Points Added To Treasury Rate									30
Debt Instrument Interest Rate Basis Effective Rate	2.936%								2.936%
Notes due 2017 5.375% Interest [Member]
Liabilities Abstract
Long-term debt	250,000,000				250,000,000				250,000,000	250,000,000
Debt Details Table [Abstract]
Long-term debt	250,000,000				250,000,000				250,000,000	250,000,000
Notes due 2018 6.35% Interest [Member]
Liabilities Abstract
Long-term debt	131,000,000				131,000,000				131,000,000	131,000,000
Debt Details Table [Abstract]
Long-term debt	131,000,000				131,000,000				131,000,000	131,000,000
Notes To Condensed Statements Details [Abstract]
Debt Instrument Interest Rate Stated Percentage					6.35%					6.35%
Basis Points Added To Treasury Rate										45
Repayments Of Debt										198,000,000
Debt Tender Pricing Yield										3.923%
Amount Of Debt Tendered										169,000,000
Payments Of Debt Extinguishment Costs										18,000,000
Notes due 2019 8.5% Interest [Member]
Liabilities Abstract
Long-term debt	251,000,000				251,000,000				251,000,000	251,000,000
Debt Details Table [Abstract]
Long-term debt	251,000,000				251,000,000				251,000,000	251,000,000
Notes To Condensed Statements Details [Abstract]
Debt Instrument Interest Rate Stated Percentage					8.50%					8.50%
Basis Points Added To Treasury Rate										100.00
Repayments Of Debt										130,000,000
Debt Tender Pricing Yield										4.128%
Amount Of Debt Tendered										99,000,000
Payments Of Debt Extinguishment Costs										21,000,000
Notes due 2020 4.375% Interest [Member]
Liabilities Abstract
Long-term debt	249,000,000				249,000,000				249,000,000	249,000,000
Debt Details Table [Abstract]
Long-term debt	249,000,000				249,000,000				249,000,000	249,000,000
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value					250,000,000					250,000,000
Debt Instrument Interest Rate Stated Percentage					4.375%					4.375%
Pecentage Redemption Principal Amount Of Note										100.00%
Basis Points Added To Treasury Rate										25
Debt Instrument Interest Rate Basis Effective Rate					5.10%					5.10%
Notes due 2020 5.125% Interest [Member]
Liabilities Abstract
Long-term debt	299,000,000				299,000,000				299,000,000	299,000,000
Debt Details Table [Abstract]
Long-term debt	299,000,000				299,000,000				299,000,000	299,000,000
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value					300,000,000					300,000,000
Debt Instrument Interest Rate Stated Percentage					5.125%					5.125%
Pecentage Redemption Principal Amount Of Note										100.00%
Basis Points Added To Treasury Rate										25
Debt Instrument Interest Rate Basis Effective Rate					5.36%					5.36%
Notes Due 2021 4.5% Interest [Member]
Liabilities Abstract
Long-term debt	298,000,000				0				298,000,000	0
Debt Details Table [Abstract]
Long-term debt	298,000,000				0				298,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	300,000,000								300,000,000
Debt Instrument Interest Rate Stated Percentage	4.50%								4.50%
Pecentage Redemption Principal Amount Of Note									100.00%
Basis Points Added To Treasury Rate									20
Debt Instrument Interest Rate Basis Effective Rate	4.683%								4.683%
Notes due 2022 4% Interest [Member]
Liabilities Abstract
Long-term debt	743,000,000				0				743,000,000	0
Debt Details Table [Abstract]
Long-term debt	743,000,000				0				743,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	750,000,000								750,000,000
Debt Instrument Interest Rate Stated Percentage	4.00%								4.00%
Pecentage Redemption Principal Amount Of Note									100.00%
Basis Points Added To Treasury Rate									35
Debt Instrument Interest Rate Basis Effective Rate	4.346%								4.346%
Notes due 2023 7.65% Interest [Member]
Liabilities Abstract
Long-term debt	100,000,000				100,000,000				100,000,000	100,000,000
Debt Details Table [Abstract]
Long-term debt	100,000,000				100,000,000				100,000,000	100,000,000
Notes due 2023 8.3% Interest [Member]
Liabilities Abstract
Long-term debt	17,000,000				17,000,000				17,000,000	17,000,000
Debt Details Table [Abstract]
Long-term debt	17,000,000				17,000,000				17,000,000	17,000,000
Debentures due 2027 7.875% Interest [Member]
Liabilities Abstract
Long-term debt	300,000,000				300,000,000				300,000,000	300,000,000
Debt Details Table [Abstract]
Long-term debt	300,000,000				300,000,000				300,000,000	300,000,000
Step Down Notes Due 2033 8.3% Interest [Member]
Liabilities Abstract
Long-term debt	83,000,000				83,000,000				83,000,000	83,000,000
Debt Details Table [Abstract]
Long-term debt	83,000,000				83,000,000				83,000,000	83,000,000
Notes due 2036 6.15% Interest [Member]
Liabilities Abstract
Long-term debt	500,000,000				500,000,000				500,000,000	500,000,000
Debt Details Table [Abstract]
Long-term debt	500,000,000				500,000,000				500,000,000	500,000,000
Notes Due 2041 5.875% Interest [Member]
Liabilities Abstract
Long-term debt	298,000,000				0				298,000,000	0
Debt Details Table [Abstract]
Long-term debt	298,000,000				0				298,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	300,000,000								300,000,000
Debt Instrument Interest Rate Stated Percentage	5.875%								5.875%
Pecentage Redemption Principal Amount Of Note									100.00%
Basis Points Added To Treasury Rate									25
Debt Instrument Interest Rate Basis Effective Rate	6.008%								6.008%
Notes due 2042 5.375% Interest [Member]
Liabilities Abstract
Long-term debt	750,000,000				0				750,000,000	0
Debt Details Table [Abstract]
Long-term debt	750,000,000				0				750,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	750,000,000								750,000,000
Debt Instrument Interest Rate Stated Percentage	5.375%								5.375%
Pecentage Redemption Principal Amount Of Note									100.00%
Basis Points Added To Treasury Rate									40
Debt Instrument Interest Rate Basis Effective Rate	5.542%								5.542%
Parent Company [Member]
Benefits and Expenses
Interest Expense									195,000,000	176,000,000	160,000,000
Intercompany Interest Expense									19,000,000	26,000,000	80,000,000
Other operating expenses									92,000,000	129,000,000	68,000,000
Operating Expenses									306,000,000	331,000,000	308,000,000
Operating Income (Loss)									(306,000,000)	(331,000,000)	(308,000,000)
Total Parent Company Tax Benefit									(107,000,000)	(106,000,000)	(118,000,000)
Loss Of Parent Company									(199,000,000)	(225,000,000)	(190,000,000)
Equity In Income Of Subsidiaries From Continuing Operations									1,459,000,000	1,504,000,000	1,481,000,000
Income from Continuing Operations									1,260,000,000	1,279,000,000	1,291,000,000
Income from discontinued operations, net of taxes									0	0	(1,000,000)
Shareholders' net income									1,260,000,000	1,279,000,000	1,292,000,000
Assets
Investments in and Advances to Affiliates, Amount of Equity	14,606,000,000				14,095,000,000				14,606,000,000	14,095,000,000
Other assets, including other intangibles	793,000,000				568,000,000				793,000,000	568,000,000
Total assets	15,399,000,000				14,663,000,000				15,399,000,000	14,663,000,000
Liabilities Abstract
Due to Affiliate	460,000,000				3,718,000,000				460,000,000	3,718,000,000
Short-term Debt	100,000,000				548,000,000				100,000,000	548,000,000
Long-term debt	4,869,000,000				2,180,000,000				4,869,000,000	2,180,000,000
Nonrecourse obligations	1,976,000,000				1,861,000,000				1,976,000,000	1,861,000,000
Total liabilities	7,405,000,000				8,307,000,000				7,405,000,000	8,307,000,000
Shareholders Equity [Abstract]
Common stock (par value per share, $0.25; shares issued,366, 351; authorized, 600)	92,000,000				88,000,000				92,000,000	88,000,000
Additional paid-in capital	3,188,000,000				2,534,000,000				3,188,000,000	2,534,000,000
Accumulated Other Comprehensive Income Loss Available For Sale Fixed Securities Adjustment Net Of Tax	739,000,000				529,000,000				739,000,000	529,000,000
Accumulated Other Comprehensive Income Loss Available For Sale Equity Securities Adjustment Net Of Tax	1,000,000				3,000,000				1,000,000	3,000,000
Net unrealized depreciation, derivatives	(23,000,000)				(24,000,000)				(23,000,000)	(24,000,000)
Net translation foreign currencies	3,000,000				25,000,000				3,000,000	25,000,000
Postretirement benefits liability adjustment	(1,507,000,000)				(1,147,000,000)				(1,507,000,000)	(1,147,000,000)
Retained earnings (BS)	10,787,000,000				9,590,000,000				10,787,000,000	9,590,000,000
Less treasury stock, at cost	(5,286,000,000)				(5,242,000,000)				(5,286,000,000)	(5,242,000,000)
Total Equity	7,994,000,000				6,356,000,000				7,994,000,000	6,356,000,000
Total liabilities and equity	15,399,000,000				14,663,000,000				15,399,000,000	14,663,000,000
Consolidated Statements of Cash Flows
Shareholders' net income									1,260,000,000	1,279,000,000	1,292,000,000
Equity In Income Of Subsidiaries									(1,459,000,000)	(1,504,000,000)	(1,481,000,000)
Income from discontinued operations, net of taxes									0	0	(1,000,000)
Accounts payable accrued expenses and other liabilities									(296,000,000)	(294,000,000)	(401,000,000)
Other, net									(92,000,000)	158,000,000	353,000,000
Increase (Decrease) in Due to Affiliates									(3,258,000,000)	(816,000,000)	(579,000,000)
Issuance of Long Term Debt Gross Proceeds									2,661,000,000	543,000,000	346,000,000
Repayment of long-term debt									(449,000,000)	(268,000,000)	(199,000,000)
Issuance of common stock									734,000,000	64,000,000	30,000,000
Common dividends paid									(11,000,000)	(11,000,000)	(11,000,000)
Payments For Repurchase Of Common Stock									(225,000,000)	(201,000,000)	0
Net increase in cash and cash equivalents									0	0	(1,000,000)
Cash and cash equivalents, January 1,				0				0	0	0	1,000,000
Cash and cash equivalents, December 31,	0				0				0	0	0
Debt Details Table [Abstract]
Commercial Paper Outstanding	100,000,000				100,000,000				100,000,000	100,000,000
Current maturities of long-term debt	0				448,000,000				0	448,000,000
Short-term debt	100,000,000				548,000,000				100,000,000	548,000,000
Long-term debt	4,869,000,000				2,180,000,000				4,869,000,000	2,180,000,000
Notes To Condensed Statements Details [Abstract]
Revolving Credit and Letter of Credit Agreement Term									5
Revolving Credit And Letter Of Credit Agreement	1,500,000,000								1,500,000,000
Lettersof Credit Current Borrowing Capacity	500,000,000								500,000,000
Number Of Banks Participating In Revolving Credit And Letter Of Credit Agreement	16								16
Revolving Credit And Letter Of Credit Agreement Remaining Thirteen Banks Percentage Committment	64.00%								64.00%
Credit Facility Maximum Borrowing Capacity	2,000,000,000								2,000,000,000
Revolving Credit And Letter Of Credit Agreement Covenants	.5 to 1								.5 to 1
Credit Facility Remaining Borrowing Capacity	3,700,000,000								3,700,000,000
Short-term and Long-term Debt Outstanding	5,100,000,000								5,100,000,000
Letters of Credit Outstanding, Amount	118,000,000								118,000,000
Future Maturities of Debt and Capital Leases in 2012	0								0
Future Maturities of Debt and Capital Leases in 2013	0								0
Future Maturities of Debt and Capital Leases in 2014	0								0
Future Maturities of Debt and Capital Leases in 2015	0								0
Future Maturities of Debt and Capital Leases in 2016	600,000,000								600,000,000
Long Term Debt Maturities Repayments Of Principal And Capital Leases After Year Five	remainder								remainder
Interest Expense on Long-term Debt, Short-term Debt and Capital Leases									195,000,000	176,000,000	160,000,000
Bank letter of credit arranged for reinsurance subsidiary	33,000,000								33,000,000
Amount of letter of credit issued to provide collateral for subsidiaries	3,000,000								3,000,000
Payment guarantee on surety bonds obtained by subsidiaries	24,000,000								24,000,000
Letter of credit required by insurer of high-deductible self-insurance program	27,000,000								27,000,000
Solvency guarantee required by regulators for Insurance subsidiaries	34,000,000								34,000,000
Bank letter of credit arranged for subsidiary	55,000,000								55,000,000
Guarantee on reserve related to assumed reinsurance business of subsidiary	88,000,000								88,000,000
Proceeds From Issuance Of Common Stock Net									629,000,000
Proceeds From Issuance Of Common Stock Gross									650,000,000
Stock Issued During Period, Shares, New Issues									15,200
Cost of Common Stock Issued Per Share	$ 42.75								$ 42.75
Average Interest Rate On Intercompany Loan									0.63%	0.61%
Interest paid									179,000,000	175,000,000	153,000,000
Parent Company [Member] | Notes due 2016 2.75% Interest [Member]
Liabilities Abstract
Long-term debt	600,000,000				0				600,000,000	0
Debt Details Table [Abstract]
Long-term debt	600,000,000				0				600,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	600,000,000								600,000,000
Debt Instrument Interest Rate Stated Percentage	2.75%								2.75%
Basis Points Added To Treasury Rate									30
Debt Instrument Interest Rate Basis Effective Rate	2.93%								2.93%
Parent Company [Member] | Notes due 2017 5.375% Interest [Member]
Liabilities Abstract
Long-term debt	250,000,000				250,000,000				250,000,000	250,000,000
Debt Details Table [Abstract]
Long-term debt	250,000,000				250,000,000				250,000,000	250,000,000
Parent Company [Member] | Notes due 2018 6.35% Interest [Member]
Liabilities Abstract
Long-term debt	131,000,000				131,000,000				131,000,000	131,000,000
Debt Details Table [Abstract]
Long-term debt	131,000,000				131,000,000				131,000,000	131,000,000
Notes To Condensed Statements Details [Abstract]
Debt Instrument Interest Rate Stated Percentage					6.35%					6.35%
Basis Points Added To Treasury Rate										45
Repayments Of Debt										198,000,000
Debt Tender Pricing Yield										3.923%
Amount Of Debt Tendered										169,000,000
Payments Of Debt Extinguishment Costs										18,000,000
Parent Company [Member] | Notes due 2019 8.5% Interest [Member]
Liabilities Abstract
Long-term debt	251,000,000				251,000,000				251,000,000	251,000,000
Debt Details Table [Abstract]
Long-term debt	251,000,000				251,000,000				251,000,000	251,000,000
Notes To Condensed Statements Details [Abstract]
Debt Instrument Interest Rate Stated Percentage					8.50%					8.50%
Basis Points Added To Treasury Rate										100.00
Repayments Of Debt										130,000,000
Debt Tender Pricing Yield										4.128%
Amount Of Debt Tendered										99,000,000
Payments Of Debt Extinguishment Costs										21,000,000
Parent Company [Member] | Notes due 2020 4.375% Interest [Member]
Liabilities Abstract
Long-term debt	249,000,000				249,000,000				249,000,000	249,000,000
Debt Details Table [Abstract]
Long-term debt	249,000,000				249,000,000				249,000,000	249,000,000
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value					250,000,000					250,000,000
Debt Instrument Interest Rate Stated Percentage					4.375%					4.375%
Debt Instrument Interest Rate Basis Effective Rate					5.10%					5.10%
Parent Company [Member] | Notes due 2020 5.125% Interest [Member]
Liabilities Abstract
Long-term debt	299,000,000				299,000,000				299,000,000	299,000,000
Debt Details Table [Abstract]
Long-term debt	299,000,000				299,000,000				299,000,000	299,000,000
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value					300,000,000					300,000,000
Debt Instrument Interest Rate Stated Percentage					5.125%					5.125%
Debt Instrument Interest Rate Basis Effective Rate					5.36%					5.36%
Parent Company [Member] | Notes Due 2021 4.5% Interest [Member]
Liabilities Abstract
Long-term debt	298,000,000				0				298,000,000	0
Debt Details Table [Abstract]
Long-term debt	298,000,000				0				298,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	300,000,000								300,000,000
Debt Instrument Interest Rate Stated Percentage	4.50%								4.50%
Basis Points Added To Treasury Rate									20
Debt Instrument Interest Rate Basis Effective Rate	4.683%								4.683%
Parent Company [Member] | Notes due 2022 4% Interest [Member]
Liabilities Abstract
Long-term debt	743,000,000				0				743,000,000	0
Debt Details Table [Abstract]
Long-term debt	743,000,000				0				743,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	750,000,000								750,000,000
Debt Instrument Interest Rate Stated Percentage	4.00%								4.00%
Basis Points Added To Treasury Rate									35
Debt Instrument Interest Rate Basis Effective Rate	4.346%								4.346%
Parent Company [Member] | Notes due 2023 7.65% Interest [Member]
Liabilities Abstract
Long-term debt	100,000,000				100,000,000				100,000,000	100,000,000
Debt Details Table [Abstract]
Long-term debt	100,000,000				100,000,000				100,000,000	100,000,000
Parent Company [Member] | Notes due 2023 8.3% Interest [Member]
Liabilities Abstract
Long-term debt	17,000,000				17,000,000				17,000,000	17,000,000
Debt Details Table [Abstract]
Long-term debt	17,000,000				17,000,000				17,000,000	17,000,000
Parent Company [Member] | Debentures due 2027 7.875% Interest [Member]
Liabilities Abstract
Long-term debt	300,000,000				300,000,000				300,000,000	300,000,000
Debt Details Table [Abstract]
Long-term debt	300,000,000				300,000,000				300,000,000	300,000,000
Parent Company [Member] | Step Down Notes Due 2033 8.3% Interest [Member]
Liabilities Abstract
Long-term debt	83,000,000				83,000,000				83,000,000	83,000,000
Debt Details Table [Abstract]
Long-term debt	83,000,000				83,000,000				83,000,000	83,000,000
Parent Company [Member] | Notes due 2036 6.15% Interest [Member]
Liabilities Abstract
Long-term debt	500,000,000				500,000,000				500,000,000	500,000,000
Debt Details Table [Abstract]
Long-term debt	500,000,000				500,000,000				500,000,000	500,000,000
Parent Company [Member] | Notes Due 2041 5.875% Interest [Member]
Liabilities Abstract
Long-term debt	298,000,000				0				298,000,000	0
Debt Details Table [Abstract]
Long-term debt	298,000,000				0				298,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	300,000,000								300,000,000
Debt Instrument Interest Rate Stated Percentage	5.875%								5.875%
Basis Points Added To Treasury Rate									25
Debt Instrument Interest Rate Basis Effective Rate	6.008%								6.008%
Parent Company [Member] | Notes due 2042 5.375% Interest [Member]
Liabilities Abstract
Long-term debt	750,000,000				0				750,000,000	0
Debt Details Table [Abstract]
Long-term debt	750,000,000				0				750,000,000	0
Notes To Condensed Statements Details [Abstract]
Long Term Debt Face Value	$ 750,000,000								$ 750,000,000
Debt Instrument Interest Rate Stated Percentage	5.375%								5.375%
Basis Points Added To Treasury Rate									40
Debt Instrument Interest Rate Basis Effective Rate	5.542%								5.542%